EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions, R$ in Billions											6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 15, 2023 USD ($)	May 19, 2023 USD ($) shares	May 02, 2023 USD ($) installment $ / shares	Apr. 28, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 EUR (€) € / shares shares	Mar. 14, 2023 USD ($) shares	Mar. 30, 2022 BRL (R$) multiple	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 BRL (R$) shares	May 05, 2023 shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of classes of share capital [line items]
Number of treasury shares cancelled (in shares) | shares						25,000,000
Shares buyback (in shares) | shares	5,700,000	5,700,000					60,431,380	60,431,380
Number of shares issued (in shares) | shares	852,809,772										852,809,772		852,809,772			877,809,772
Equity	$ 57,909										$ 57,909	$ 56,446				$ 55,590	$ 51,344
Authorised share capital	$ 395										$ 395					$ 404
Shares authorized (in shares) | shares	1,111,418,599										1,111,418,599		1,111,418,599			1,136,418,599
Dividends (in USD per share) | $ / shares					$ 0.44
Dividend payables					$ 370
Number of installments of dividend payments | installment					2
Dividends paid, ordinary shares			$ 185
Dividends paid to non-controlling interests											$ 65
Purchase of treasury shares	$ 149	€ 138					$ 1,492	€ 1,456
Average cost per share (in USD/EUR per share) | (per share)	$ 26.17	€ 24.18					$ 24.68	€ 24.10
Treasury share repurchase program, authorised no of shares (in shares) | shares														85,000,000
Minimum percentage post-dividend annual free cash flow														50.00%
Treasury shares (in shares) | shares	13,600,000										13,600,000		13,600,000			72,500,000
Early redemption of mandatory convertible bonds (note 6)											$ (315)
Cancellation of shares											0	0
EBITDA Mutiple | multiple										6
Mandatorily convertible unsecured unsubordinated notes
Disclosure of classes of share capital [line items]
Number of mandatorily convertible bonds outstanding | shares				24,290,025
Share offering (in shares) | shares				57,057,991
Early redemption of mandatory convertible bonds (note 6)				$ 509
Mandatorily convertible unsecured unsubordinated notes | Significant Shareholder
Disclosure of classes of share capital [line items]
Share offering (in shares) | shares				9,396,120
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of classes of share capital [line items]
Number of mandatorily convertible bonds outstanding | shares									666,666
Early redemption of mandatory convertible bonds (note 6)									$ 315
Number of mandatorily convertible bonds repaid | shares									226,666
Proceeds from (payments for) mandatorily convertible subordinated bonds									$ 340
Increase (decrease) through conversion of convertible instruments, debt									25
Increase (decrease) through conversion of convertible instruments, non-controlling interests									291
Increase (decrease) through conversion of convertible instruments, retained earnings									$ 24
Treasury shares
Disclosure of classes of share capital [line items]
Equity				$ 1,534
ArcelorMittal Brasil S.A.
Disclosure of classes of share capital [line items]
Net debt | R$										R$ 6.2
Percentage of 6x EBITDA										15.00%
Consideration payable related to put option	$ 200										200		R$ 1.0		$ 179
ArcelorMittal Brasil S.A. | Votorantim S.A.
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests										2.90%
Share capital
Disclosure of classes of share capital [line items]
Equity	303										303	312				$ 312	350
Cancellation of shares											(9)	(38)
Additional paid-in capital
Disclosure of classes of share capital [line items]
Equity	$ 27,183										27,183	28,636				$ 28,651	$ 31,803
Cancellation of shares				1,025							$ (655)	$ (3,163)
Cancellation of treasury shares, net of tax				$ 794